Accounts Receivable, Net	6 Months Ended
May 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	Accounts Receivable, net

The accounts receivable, net, as of May 31, 2026 and November 30, 2025, consists of the following:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Accounts receivable	4,956,391	9,161,086	1,169,012
Less: allowance for credit losses	(2,585,954)	(3,085,954)	(393,787)
Accounts receivable, net	2,370,437	6,075,132	775,225

The movements in the allowance for credit losses are as follows:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Balance at beginning of the year/period	7,027,799	2,585,954	329,984
Provision of expected credit losses	1,200,187	500,000	63,803
Write-off of accounts receivable	(5,642,032)	-	-
Balance at end of the year/period	2,585,954	3,085,954	393,787